NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Parenthetical) (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 0.25		$ 10
Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	5	$ 5
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	0.25	10
Series A Preferred Stock [Member] | Certificate of Designations [Member] | Conversion Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate of preferred stock into common stock	$ 5	$ 5